Prepayment and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepayment and Other Current Assets [Abstract]
Prepayment and Other Current Assets

The following is a summary of prepayment and other current assets:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Prepaid rental and deposit	4,634	3,404	546
Prepayment to suppliers and other business related expenses	30,265	34,029	5,462
Receivable related to exercise of employee option	10,924	3,285	527
Others	511	1,839	296
Total	46,334	42,557	6,831